Railway concessions	6 Months Ended
Jun. 30, 2026
Railway Concessions
Railway concessions

14. Railway concessions

Liabilities related to the concession grants

The Company’s integrated operations encompass the railway concessions of the Vitória a Minas Railroad ("EFVM") and the Carajás Railroad ("EFC"). The EFVM railway connects the mines of the Southern System, located in the Quadrilátero Ferrífero region in the Brazilian state of Minas Gerais, to the Port of Tubarão in Vitória, Espírito Santo. The EFC railway links the mines of the Northern System in the Carajás region, in the state of Pará, to the Ponta da Madeira maritime terminal in São Luís, Maranhão. The liabilities related to these railway concessions are presented below:

	Consolidated						Discount rate
	December 31, 2025	Changes in estimates	Monetary and present value adjustments	Disbursements	Translation adjustment	June 30, 2026	June 30, 2026	December 31, 2025	Remaining term of obligations
Payment obligation	1,341	(24)	61	(32)	84	1,430	8.12% - 11.04%	7.49% - 11.04%	31 years
Infrastructure investment	1,053	8	40	(180)	68	989	7.60% - 9,22%	7.15% - 9.10%	7 years
	2,394	(16)	101	(212)	152	2,419
Current liabilities	570					629
Non-current liabilities	1,824					1,790
Liabilities	2,394					2,419

In December 2020, the Company entered into an agreement with the Federal Government to extend its operating concessions for the EFC and EFVM for thirty years, extending the maturity date from 2027 to 2057.

Later, in January 2024, responding to a request from the Ministry of Transportation ("MT"), Vale, the National Land Transport Agency (“ANTT”), and the Brazilian Federal Government, resumed discussions on the general conditions of the concession agreements. In December, 2024, they established the general framework for a renegotiation of the concession agreements entered in December 2020, with the aim of promoting the modernization and updating of the existing contracts. This process was subject to evaluation and approval by the competent authorities and was to be formalized through a consensual solution discussed with the relevant bodies involved at the Brazilian Federal Court of Accounts. However, in August, 2025, within the context of the consensual solution conducted by the Brazilian Federal Court of Accounts, it was not possible to reach consensus among the parties within the established deadline.

In April 2026, Vale’s Board of Directors approved the continuation of negotiations related to the optimization of the EFC and EFVM concession agreements with the MT, ANTT, and Infra S.A., within the scope of their respective legal authorities. Any potential accounting impacts, if applicable, will be recognized in the period in which an agreement is signed.

Despite the ongoing discussions, the concession agreements remain in force, the Company remains in compliance with the established obligations, and continues to be committed to the general terms defined in the agreement entered into in December, 2024. Vale believes that the provisions recognized remain adequate to meet the obligations related to the existing concession agreements.